UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21506

Name of Fund:    BlackRock Enhanced Capital and Income Fund, Inc. (CII)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Enhanced Capital and Income Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2013

Date of reporting period: 07/31/2013

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2013 (Unaudited)	BlackRock Enhanced Capital and Income Fund, Inc. (CII)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Airlines — 5.0%
Japan Airlines Co. Ltd.	608,300	$32,306,812
Automobiles — 3.7%
Ford Motor Co. (a)	175,900	2,969,192
General Motors Co. (a)(b)	418,800	15,022,356
Renault SA	76,000	5,988,019

		23,979,567
Beverages — 0.7%
PepsiCo, Inc. (a)	56,700	4,736,718
Capital Markets — 0.7%
Legg Mason, Inc. (a)	135,400	4,656,406
Chemicals — 3.8%
CF Industries Holdings, Inc. (a)	127,200	24,932,472
Commercial Banks — 1.3%
U.S. Bancorp (a)	220,500	8,229,060
Communications Equipment — 2.6%
QUALCOMM, Inc. (a)	258,400	16,679,720
Computers & Peripherals — 3.1%
Apple, Inc. (a)	44,200	20,000,500
Diversified Financial Services — 5.5%
Citigroup, Inc. (a)	250,830	13,078,277
JPMorgan Chase & Co. (a)	410,800	22,893,884

		35,972,161
Diversified Telecommunication Services — 1.2%
AT&T Inc. (a)	116,400	4,105,428
CenturyLink, Inc. (a)	108,000	3,871,800

		7,977,228
Electric Utilities — 0.9%
NextEra Energy, Inc.	42,300	3,663,603
The Southern Co.	45,000	2,017,800

		5,681,403
Energy Equipment & Services — 2.0%
Ensco PLC, Class A (a)	111,000	6,364,740
Halliburton Co. (a)	54,500	2,462,855
Noble Corp. (a)	108,800	4,156,160

		12,983,755
Food & Staples Retailing — 3.6%
Metro AG	328,600	11,338,536
Wal-Mart Stores, Inc.	159,900	12,462,606

		23,801,142
Food Products — 1.1%
Unilever NV	181,500	7,261,815
Health Care Providers & Services — 4.1%
Express Scripts Holding Co. (a)(b)	80,800	5,296,440
UnitedHealth Group, Inc.	298,700	21,760,295

		27,056,735

Common Stocks	Shares	Value
Household Products — 1.0%
Kimberly-Clark Corp. (a)	34,100	$3,369,080
The Procter & Gamble Co. (a)	39,600	3,179,880

		6,548,960
Industrial Conglomerates — 1.4%
General Electric Co. (a)	379,600	9,250,852
Insurance — 8.7%
The Allstate Corp.	188,400	9,604,632
American International Group, Inc. (a)(b)	778,100	35,411,331
Berkshire Hathaway, Inc., Class B (b)	98,300	11,390,021

		56,405,984
Internet Software & Services — 8.6%
Google, Inc., Class A (a)(b)	39,900	35,415,240
Yahoo!, Inc. (a)(b)	727,900	20,446,711

		55,861,951
IT Services — 4.2%
SAIC, Inc. (a)	1,694,000	25,901,260
Visa, Inc., Class A	8,700	1,539,987

		27,441,247
Media — 3.6%
Comcast Corp., Special Class A (a)	393,500	16,963,785
Time Warner, Inc. (a)	24,900	1,550,274
The Walt Disney Co. (a)	72,600	4,693,590

		23,207,649
Metals & Mining — 0.8%
Freeport-McMoRan Copper & Gold, Inc.	182,000	5,146,960
Multi-Utilities — 0.5%
Dominion Resources, Inc.	60,200	3,570,462
Oil, Gas & Consumable Fuels — 12.4%
Chevron Corp. (a)	27,000	3,399,030
Exxon Mobil Corp. (a)	146,000	13,687,500
HollyFrontier Corp. (a)	450,400	20,515,720
Marathon Oil Corp.	131,100	4,766,796
Marathon Petroleum Corp. (a)	73,900	5,419,087
PBF Energy, Inc.	356,100	8,151,129
Suncor Energy, Inc.	781,000	24,703,030

		80,642,292
Pharmaceuticals — 10.6%
Eli Lilly & Co. (a)	129,600	6,883,056
Johnson & Johnson (a)	179,600	16,792,600
Merck & Co., Inc. (a)	451,500	21,748,755
Pfizer, Inc. (a)	803,000	23,471,690

		68,896,101
Real Estate Investment Trusts (REITs) — 1.3%
American Capital Agency Corp. (a)	110,900	2,498,577
Annaly Capital Management, Inc. (a)	497,000	5,924,240

		8,422,817

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ADR American Depositary Receipt EUR Euro	JPY Japanese Yen USD US Dollar

JULY 31, 2013	1

Schedule of Investments (continued)	BlackRock Enhanced Capital and Income Fund, Inc. (CII)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Software — 0.7%
Oracle Corp. (a)	144,400	$4,671,340
Specialty Retail — 0.5%
L Brands, Inc. (a)	55,700	3,106,389
Wireless Telecommunication Services — 4.7%
Vodafone Group PLC — ADR (a)	1,012,700	30,330,365
Total Long-Term Investments (Cost — $582,652,973) — 98.3%		639,758,863

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.04% (c)(d)	33,360,642	$33,360,642
Total Short-Term Securities (Cost — $33,360,642) — 5.1%		33,360,642
Total Investments Before Options Written (Cost — $616,013,615*) — 103.4%		673,119,505

Options Written
(Premiums Received — $6,886,505) — (1.3)%		(8,774,844)
Total Investments Net of Options Written — 102.1%		664,344,661
Liabilities in Excess of Other Assets — (2.1)%		(13,379,184)

Net Assets — 100.0%		$650,965,477

Notes to Schedule of Investments

*	As of July 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$703,147,617

Gross unrealized appreciation	$70,855,623
Gross unrealized depreciation	(100,883,735)

Net unrealized depreciation	$(30,028,112)

(a)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.

(b)	Non-income producing security.

(c)	Represents the current yield as of report date.

(d)	Investments in issuers considered to be an affiliate of the Trust during the period ended July 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2012	Net Activity	Shares Held at July 31, 2013	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	23,189,440	10,171,202	33,360,642	$18,360	$347

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Exchange-traded options written as of July 31, 2013 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Citigroup, Inc.	Call	USD	50.00	8/05/13	130	$(28,405)
Citigroup, Inc.	Call	USD	53.00	8/05/13	625	(6,563)
Eli Lilly & Co.	Call	USD	53.00	8/05/13	175	(7,175)
Ford Motor Co.	Call	USD	16.00	8/05/13	60	(5,790)
L Brands, Inc.	Call	USD	51.00	8/06/13	306	(145,999)
JPMorgan Chase & Co.	Call	USD	53.00	8/08/13	160	(44,736)
CF Industries Holdings, Inc.	Call	USD	196.50	8/09/13	175	(71,053)
Ford Motor Co.	Call	USD	17.50	8/09/13	775	(4,650)
JPMorgan Chase & Co.	Call	USD	55.00	8/09/13	550	(61,050)
Pfizer, Inc.	Call	USD	28.50	8/13/13	1,770	(145,308)
American Capital Agency Corp.	Call	USD	24.00	8/19/13	610	(7,625)
American International Group, Inc.	Call	USD	46.00	8/19/13	3,890	(387,055)
American International Group, Inc.	Call	USD	48.00	8/19/13	380	(14,820)
Annaly Capital Management, Inc.	Call	USD	13.00	8/19/13	1,365	(5,460)

2	JULY 31, 2013

Schedule of Investments (continued)	BlackRock Enhanced Capital and Income Fund, Inc. (CII)

•	Exchange-traded options written as of July 31, 2013 were as follows: (concluded)

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
AT&T Inc.	Call	USD	36.00	8/19/13	185	$(2,682)
AT&T Inc.	Call	USD	37.00	8/19/13	64	(160)
CenturyLink, Inc.	Call	USD	37.00	8/19/13	810	(16,200)
CF Industries Holdings, Inc.	Call	USD	195.00	8/19/13	129	(82,238)
Chevron Corp.	Call	USD	125.00	8/19/13	148	(29,600)
Comcast Corp., Special Class A	Call	USD	43.00	8/19/13	865	(62,712)
Eli Lilly & Co.	Call	USD	52.50	8/19/13	356	(44,144)
Ensco PLC, Class A	Call	USD	60.00	8/19/13	410	(7,175)
Express Scripts Holding Co.	Call	USD	62.50	8/19/13	226	(73,450)
General Electric Co.	Call	USD	24.00	8/19/13	50	(2,725)
General Motors Co.	Call	USD	37.00	8/19/13	575	(20,125)
General Motors Co.	Call	USD	38.00	8/19/13	575	(7,475)
Google, Inc., Class A	Call	USD	900.00	8/19/13	110	(85,800)
Halliburton Co.	Call	USD	46.00	8/19/13	300	(14,100)
HollyFrontier Corp.	Call	USD	44.00	8/19/13	1,100	(253,000)
HollyFrontier Corp.	Call	USD	45.00	8/19/13	1,075	(182,750)
Johnson & Johnson	Call	USD	92.50	8/19/13	302	(50,434)
JPMorgan Chase & Co.	Call	USD	55.00	8/19/13	1,412	(182,854)
L Brands, Inc.	Call	USD	57.50	8/19/13	67	(3,015)
Legg Mason, Inc.	Call	USD	32.00	8/19/13	745	(188,112)
Merck & Co., Inc.	Call	USD	48.00	8/19/13	460	(31,740)
PepsiCo, Inc.	Call	USD	87.50	8/19/13	311	(2,488)
The Procter & Gamble Co.	Call	USD	77.50	8/19/13	108	(40,230)
QUALCOMM, Inc.	Call	USD	65.00	8/19/13	700	(53,200)
SAIC, Inc.	Call	USD	14.00	8/19/13	1,625	(207,188)
U.S. Bancorp	Call	USD	37.00	8/19/13	341	(21,994)
U.S. Bancorp	Call	USD	38.00	8/19/13	390	(7,410)
Vodafone Group PLC - ADR	Call	USD	28.00	8/19/13	1,980	(410,850)
The Walt Disney Co.	Call	USD	65.00	8/19/13	400	(47,600)
Yahoo!, Inc.	Call	USD	29.00	8/19/13	2,470	(76,570)
Apple, Inc.	Call	USD	455.00	8/23/13	122	(90,585)
Citigroup, Inc.	Call	USD	54.00	8/23/13	625	(28,750)
Google, Inc., Class A	Call	USD	905.00	8/30/13	110	(118,800)
Pfizer, Inc.	Call	USD	29.55	9/21/13	880	(46,393)
Apple, Inc.	Call	USD	455	9/23/13	122	(149,450)
AT&T Inc.	Call	USD	36.00	9/23/13	200	(8,600)
Eli Lilly & Co.	Call	USD	55.00	9/23/13	182	(10,920)
Express Scripts Holding Co.	Call	USD	67.50	9/23/13	218	(20,165)
General Motors Co.	Call	USD	38.00	9/23/13	1,154	(63,470)
Johnson & Johnson	Call	USD	95.00	9/23/13	685	(65,418)
Kimberly-Clark Corp.	Call	USD	100.00	9/23/13	228	(30,780)
Marathon Petroleum Corp.	Call	USD	75.00	9/23/13	408	(108,120)
Merck & Co., Inc.	Call	USD	48.00	9/23/13	1,087	(119,026)
Noble Corp.	Call	USD	39.00	9/23/13	364	(42,889)
Oracle Corp.	Call	USD	34.00	9/23/13	400	(17,600)
Time Warner, Inc.	Call	USD	65.00	9/23/13	135	(10,395)
U.S. Bancorp	Call	USD	38.00	9/23/13	724	(36,200)
Yahoo!, Inc.	Call	USD	29.00	9/23/13	2,470	(200,070)
The Procter & Gamble Co.	Call	USD	81.50	9/24/13	109	(17,568)
Total						$(4,328,909)

JULY 31, 2013	3

Schedule of Investments (continued)	BlackRock Enhanced Capital and Income Fund, Inc. (CII)

•	Over-the-counter options written as of July 31, 2013 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
NextEra Energy, Inc.	Morgan Stanley & Co. International PLC	Call	USD	78.81	8/06/13	23,200	$(181,056)
Pfizer, Inc.	Morgan Stanley & Co. International PLC	Call	USD	27.67	8/06/13	89,700	(140,642)
SAIC, Inc.	Deutsche Bank AG	Call	USD	13.84	8/06/13	160,800	(233,334)
Renault SA	Deutsche Bank AG	Call	EUR	61.31	8/07/13	41,800	(22,238)
Comcast Corp., Special Class A	Morgan Stanley & Co. International PLC	Call	USD	42.75	8/08/13	65,000	(42,852)
Unilever NV	Goldman Sachs International	Call	USD	40.68	8/09/13	43,800	(1,299)
Marathon Oil Corp.	Citibank N.A.	Call	USD	34.23	8/13/13	72,100	(167,066)
SAIC, Inc.	Goldman Sachs International	Call	USD	14.19	8/13/13	268,000	(305,322)
Suncor Energy, Inc.	Citibank N.A.	Call	USD	31.01	8/13/13	104,300	(104,537)
Suncor Energy, Inc.	Deutsche Bank AG	Call	USD	30.45	8/13/13	5,600	(7,993)
Suncor Energy, Inc.	Morgan Stanley & Co. International PLC	Call	USD	31.46	8/13/13	101,700	(75,664)
Yahoo!, Inc.	Morgan Stanley & Co. International PLC	Call	USD	24.96	8/13/13	124,300	(392,917)
Metro AG	Citibank N.A.	Call	EUR	25.46	8/14/13	60,000	(81,523)
Metro AG	Citibank N.A.	Call	EUR	26.87	8/14/13	53,000	(25,679)
Dominion Resources, Inc.	Morgan Stanley & Co. International PLC	Call	USD	57.78	8/22/13	23,000	(49,016)
Exxon Mobil Corp.	Morgan Stanley & Co. International PLC	Call	USD	91.57	8/23/13	40,200	(117,602)
The Allstate Corp.	UBS AG	Call	USD	53.35	8/26/13	103,500	(70,024)
General Electric Co.	Citibank N.A.	Call	USD	24.10	8/29/13	140,300	(81,134)
JPMorgan Chase & Co.	Morgan Stanley & Co. International PLC	Call	USD	56.82	8/29/13	13,700	(9,119)
Comcast Corp., Special Class A	Morgan Stanley & Co. International PLC	Call	USD	38.58	9/04/13	65,000	(294,125)
Japan Airlines Co. Ltd.	Goldman Sachs International	Call	JPY	5,459.97	9/04/13	304,000	(240,388)
SAIC, Inc.	Citibank N.A.	Call	USD	15.01	9/09/13	72,100	(45,349)
SAIC, Inc.	Goldman Sachs International	Call	USD	14.37	9/09/13	268,300	(313,468)
Berkshire Hathaway, Inc., Class B	Deutsche Bank AG	Call	USD	120.19	9/10/13	27,000	(27,961)
Metro AG	Goldman Sachs International	Call	EUR	26.80	9/11/13	65,000	(62,546)
Vodafone Group PLC - ADR	Deutsche Bank AG	Call	USD	29.90	9/13/13	179,500	(152,676)
Exxon Mobil Corp.	Morgan Stanley & Co. International PLC	Call	USD	91.57	9/16/13	40,200	(115,491)
Pfizer, Inc.	Goldman Sachs International	Call	USD	29.77	9/16/13	86,900	(34,936)
The Southern Co.	Morgan Stanley & Co. International PLC	Call	USD	44.20	9/16/13	12,400	(11,226)
Wal-Mart Stores, Inc.	Morgan Stanley & Co. International PLC	Call	USD	78.10	9/16/13	87,900	(115,209)
Unilever NV	Morgan Stanley & Co. International PLC	Call	USD	40.57	9/18/13	77,800	(38,122)
UnitedHealth Group, Inc.	Barclays Bank PLC	Call	USD	72.92	9/18/13	41,600	(79,296)
UnitedHealth Group, Inc.	Morgan Stanley & Co. International PLC	Call	USD	73.79	9/18/13	122,600	(178,191)
Freeport-McMoRan Copper & Gold, Inc.	Citibank N.A.	Call	USD	29.35	9/19/13	49,400	(34,205)
QUALCOMM, Inc.	UBS AG	Call	USD	65.43	9/19/13	72,100	(87,862)
Suncor Energy, Inc.	Morgan Stanley & Co. International PLC	Call	USD	32.10	9/24/13	217,900	(180,519)
Berkshire Hathaway, Inc., Class B	Deutsche Bank AG	Call	USD	120.19	9/26/13	27,000	(38,782)
Vodafone Group PLC - ADR	Deutsche Bank AG	Call	USD	29.90	9/27/13	179,500	(174,774)
Merck & Co., Inc.	Morgan Stanley & Co. International PLC	Call	USD	48.77	10/01/13	138,700	(111,792)
Total							$(4,445,935)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

4	JULY 31, 2013

Schedule of Investments (continued)	BlackRock Enhanced Capital and Income Fund, Inc. (CII)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer the Trust’s most recent financial statements as contained in its semi-annual report

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of July 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Airlines	$32,306,812	—	—	$32,306,812
Automobiles	17,991,548	$5,988,019	—	23,979,567
Beverages	4,736,718	—	—	4,736,718
Capital Markets	4,656,406	—	—	4,656,406
Chemicals	24,932,472	—	—	24,932,472
Commercial Banks	8,229,060	—	—	8,229,060
Communications Equipment	16,679,720	—	—	16,679,720
Computers & Peripherals	20,000,500	—	—	20,000,500
Diversified Financial Services	35,972,161	—	—	35,972,161
Diversified Telecommunication Services	7,977,228	—	—	7,977,228
Electric Utilities	5,681,403	—	—	5,681,403
Energy Equipment & Services	12,983,755	—	—	12,983,755
Food & Staples Retailing	12,462,606	11,338,536	—	23,801,142
Food Products	7,261,815	—	—	7,261,815
Health Care Providers & Services	27,056,735	—	—	27,056,735
Household Products	6,548,960	—	—	6,548,960
Industrial Conglomerates	9,250,852	—	—	9,250,852
Insurance	56,405,984	—	—	56,405,984
Internet Software & Services	55,861,951	—	—	55,861,951
IT Services	27,441,247	—	—	27,441,247
Media	23,207,649	—	—	23,207,649
Metals & Mining	5,146,960	—	—	5,146,960
Multi-Utilities	3,570,462	—	—	3,570,462
Oil, Gas & Consumable Fuels	80,642,292	—	—	80,642,292
Pharmaceuticals	68,896,101	—	—	68,896,101
Real Estate Investment Trusts (REITs)	8,422,817	—	—	8,422,817
Software	4,671,340	—	—	4,671,340
Specialty Retail	3,106,389	—	—	3,106,389
Wireless Telecommunication Services	30,330,365	—	—	30,330,365
Short-Term Securities	33,360,642	—	—	33,360,642
Total	$655,792,950	$17,326,555	—	$673,119,505

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Equity contracts	$(3,857,853)	$(4,916,991)	—	$(8,774,844)

[1] Derivative financial instruments are options written, which are shown at value.

JULY 31, 2013	5

Schedule of Investments (concluded)	BlackRock Enhanced Capital and Income Fund, Inc. (CII)

Certain of the Trust’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of July 31, 2013, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$804,779	—	—	$804,779
Foreign currency at value	5,636	—	—	5,636
Cash pledged as collateral for options written	978,309	—	—	978,309
Total	$1,788,724	—	—	$1,788,724

There were no transfers between levels during the period ended July 31, 2013.

6	JULY 31, 2013

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Enhanced Capital and Income Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced Capital and Income Fund, Inc.

Date: September 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced Capital and Income Fund, Inc.

Date: September 24, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Enhanced Capital and Income Fund, Inc.

Date: September 24, 2013